Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LEGG MASON PARTNERS INVESTMENT TRUST
SUPPLEMENT DATED AUGUST 14, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
EACH DATED MARCH 1, 2026, OF
CLEARBRIDGE SUSTAINABILITY LEADERS FUND
Effective as of August 14, 2026, the third to last paragraph of the section of the fund’s summary prospectus and prospectus titled “Principal investment strategies” and of the section of the fund’s prospectus titled “More on the fund’s investment strategies, investments and risks – Important information” are each replaced with the following:
The fund will not invest in companies with significant direct involvement in extraction of fossil fuels, and instead will seek other attractive sustainable opportunities in the energy, industrials, and materials sectors. Direct involvement in fossil-fuel extraction would be inclusive of companies that derive revenues primarily from: extraction and/or burning of coal; exploration and production of oil and gas; and refining of fossil fuels. The fund may invest in companies that provide equipment and services to the energy and mining sectors.

ClearBridge Sustainability Leaders Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LEGG MASON PARTNERS INVESTMENT TRUST
SUPPLEMENT DATED AUGUST 14, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
EACH DATED MARCH 1, 2026, OF
CLEARBRIDGE SUSTAINABILITY LEADERS FUND
Effective as of August 14, 2026, the third to last paragraph of the section of the fund’s summary prospectus and prospectus titled “Principal investment strategies” and of the section of the fund’s prospectus titled “More on the fund’s investment strategies, investments and risks – Important information” are each replaced with the following:
The fund will not invest in companies with significant direct involvement in extraction of fossil fuels, and instead will seek other attractive sustainable opportunities in the energy, industrials, and materials sectors. Direct involvement in fossil-fuel extraction would be inclusive of companies that derive revenues primarily from: extraction and/or burning of coal; exploration and production of oil and gas; and refining of fossil fuels. The fund may invest in companies that provide equipment and services to the energy and mining sectors.